RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES

24. RELATED PARTIES

The former corporate secretary of the Company is a partner in a firm that provides legal services to the Company. During the year ended December 31, 2021, the Company incurred legal services from this firm of $3 (2020 – $50). As at December 31, 2021, the Company had an outstanding payable balance due to this firm of $nil (as at December 31, 2020 – $8).